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                                                               Exhibit (n)



INDEPENDENT AUDITORS' CONSENT

We consent to the incorporation by reference in this Pre-Effective Amendment No. 3 to the Registration Statement of the BlackRock Municipal Bond Trust (Investment Company Registration No. 811-21036) of our report dated April 22, 2002, relating to the financial statements of the BlackRock Municipal Income Trust as of April 19, 2002 and for the period then ended in the Statement of Additional Information which is part of such registration statement.

We also consent to the reference to our Firm under the heading "Experts" in the Registration Statement.

/s/ Deloitte & Touche LLP
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Deloitte & Touche LLP
Boston, Massachusetts
April 26, 2002